Hartford Real Asset Fund Annual Fund Operating Expenses - Hartford Real Asset Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.50%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.44%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.60%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	2.54%
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	2.00%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.45%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.00%	[2]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.57%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.51%)	[2]
Net Expenses (as a percentage of Assets)	1.50%	[2]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.52%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.51%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[2]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.46%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.36%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.46%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.50%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.36%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]

[1]	“Expenses of the Subsidiary” include the management fees and other expenses of the Fund’s wholly owned Cayman Islands subsidiary.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.95% (Class R5), 0.90% (Class R6), 0.90% (Class Y), and 0.90% (Class F). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. The Investment Manager also has contractually agreed to waive a portion of the management fee in an amount equal to the management fee paid to it by the Fund’s subsidiary. This waiver will remain in effect for as long as the Fund remains invested in the subsidiary.